CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Class A Ordinary Shares (US$0.0001 par value)	Class B Ordinary Shares (US$0.0001 par value)	Additional Paid-in Capital	Statutory Reserve	Retained Earnings/ (Accumulated Deficits)	Accumulated Other Comprehensive Losses	Non- controlling Interest	Total
Balance at Mar. 31, 2023		$ 184	$ 856	$ 4,856,513	$ 324,668	$ (1,424,647)	$ (227,471)	$ (14,357)	$ 3,515,746
Balance (in Shares) at Mar. 31, 2023	[1]	1,835,000	8,560,000
Net income						647,891		5,884	653,775
Appropriated statutory surplus reserves					65,378	(65,378)
Foreign currency translation adjustment							(177,212)	658	(176,554)
Balance at Mar. 31, 2024		$ 184	$ 856	4,856,513	390,046	(842,134)	(404,683)	(7,815)	3,992,967
Balance (in Shares) at Mar. 31, 2024	[1]	1,835,000	8,560,000
Net income						1,219,889		11,075	1,230,964
Appropriated statutory surplus reserves					123,413	(123,413)
Foreign currency translation adjustment							(26,858)	(22)	(26,880)
Balance at Mar. 31, 2025		$ 184	$ 856	4,856,513	513,459	254,342	(431,541)	3,238	5,197,051
Balance (in Shares) at Mar. 31, 2025	[1]	1,835,000	8,560,000
Net income						1,341,093		12,179	1,353,272
Appropriated statutory surplus reserves					135,331	(135,331)
Foreign currency translation adjustment							309,722	529	310,251
Balance at Mar. 31, 2026		$ 184	$ 856	$ 4,856,513	$ 648,790	$ 1,460,104	$ (121,819)	$ 15,946	$ 6,860,574
Balance (in Shares) at Mar. 31, 2026	[1]	1,835,000	8,560,000

[1]	The share amounts are presented on a retrospective basis.